General (Tables)	6 Months Ended
Jun. 30, 2026
General
Schedule of principal subsidiaries

Details of the Company’s principal subsidiaries are as follows:-

Name	Principal activities	Country of business/incorporation
BeLive BVI	Investment holding	British Virgin Islands

BeLive SG	Development of other software and programming activities and providing consultancy service	Singapore

BeLive Vietnam	Computer programming, computer consultancy and system administration	Vietnam

BeLive New Media	Creative agency dealing in content production and campaign marketing	British Virgin Islands

BeLive AI Studio Pte. Limited	Creative agency dealing in content production and campaign marketing	Singapore